Organization and Nature of Operations (Details)	Jun. 09, 2020
Organization and Nature of Operations [Line Items]
Ownership percentage	100.00%
Elevai Labs Inc. [Member]
Organization and Nature of Operations [Line Items]
Owned subsidiary percentage	100.00%